Trade receivables	12 Months Ended
Dec. 31, 2023
Trade receivables
Trade receivables
10. Trade receivables

The balance of this account comprises the following amounts:

a. Composition

	December 31, 2023	December 31, 2022
Trade receivables	771,392	711,439
Related Parties (note 21)	18,137	7,177
(-) Impairment losses on trade receivables	(92,017)	(69,481)
	697,512	649,135

b. Maturities of trade receivables

	December 31, 2023	December 31, 2022
Not yet due	541,656	563,005
Past due
Up to 30 days	33,749	19,435
From 31 to 60 days	22,933	22,637
From 61 to 90 days	25,584	12,193
From 91 to 180 days	52,404	42,169
From 181 to 360 days	61,782	31,357
Over 360 days	33,284	20,643
Total past due	229,736	148,434
Related parties (note 21)	18,137	7,177
Impairment losses on trade receivables	(92,017)	(69,481)
	697,512	649,135

The gross carrying amount of trade receivables is written off when the Company has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. Collection efforts continue to be made, even for the receivables that have been written off, and amounts recoverable are recognized directly in Consolidated Statement of Profit or Loss and Other Comprehensive Income upon collection.

c. Impairment losses on trade receivables

The Company measures impairment losses on trade receivables at an amount equal to lifetime expected credit losses (“ECL”) estimated using a monthly provision matrix. This matrix is prepared by analyzing the receivables established each month (in the 12-month period) and the related composition per default range and by calculating the recovery performance. In this methodology, for each default range an estimated loss likelihood percentage is established, which considers current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The Company also recognizes impairment losses on trade receivables at 100% for customers that filed for judicial recovery or bankruptcy, based on historical experience, which indicates that these receivables are generally not recoverable.

The credit risk and expected credit losses associated with amounts due from related parties is not significant.

The following table details the risk profile of trade receivables based on the Company’s provision matrix as of December 31, 2023 and as of December 31, 2022:

Expected credit losses aging

		December 31, 2023		December 31, 2022
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	3.78%	17,834	1.52%	8,970

Past due
Up to 30 days	11.29%	2,562	9.53%	2,072
From 31 to 60 days	17.69%	3,645	14.09%	2,728
From 61 to 90 days	24.23%	3,502	19.87%	2,335
From 91 to 180 days	40.18%	12,232	29.66%	10,096
From 181 to 360 days	67.68%	22,454	48.35%	12,465
Over 360 days	87.60%	19,467	76.40%	15,434
Total past due		63,862		45,130
Customers in judicial recovery (i)	100%	10,321	100%	15,381
(-) Impairment losses on trade receivables		92,017		69,481

(i)	expected credit loss relating to the entirely of Vasta’s receivable with a large retailer that entered bankruptcy proceeding in Brazil.

The following table shows the changes in impairment losses on trade receivables for the years ended December 31, 2023, 2022 and 2021:

Changes on provision

	December 31, 2023	December 31, 2022	December 31, 2021
Opening balance	69,481	46,500	32,055
Additions	62,390	45,904	39,326
Reversals	(6,619)	(288)	(2,854)
Write offs (i)	(33,235)	(22,635)	(22,027)
Closing balance	92,017	69,481	46,500

(i)	The Company assessed its customers credit lines, on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 33,235 as write-off as of December 31, 2023 (R$ 22,635 as of December 31, 2022).